Related Party Transactions - Additional Information (Detail) - USD ($)				1 Months Ended	12 Months Ended
	Sep. 01, 2016	Jul. 01, 2015	Jul. 08, 2014	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 08, 2015	Aug. 06, 2014
Related Party Transaction [Line Items]
Conversion of long-term debt to equity							$ 200,000,000
Amount					$ 698,800,000	$ 695,200,000
Interest expenses description					interest at a rate of LIBOR plus a margin of 3.5%
Recognized amount of construction work in progress					$ 24,400,000
Fixed asset additions					0	20,000,000
Net income from ATB					312,200,000	289,700,000	303,200,000
Liabilities indemnified					$ 29,800,000
Indemnification period for all known environmental losses (in years)					5 years
Aggregate cap of indemnity coverage					$ 10,000,000
Indemnity claim limit					$ 500,000
Reimbursement of service costs applied to salaries of back office staff (as a percent)					5.00%
Reimbursement of service costs applied to salaries of executive officers (as a percent)					10.00%
Reimbursement of service costs applied to executive officer bonuses (as a percent)					12.50%
Service fees received					$ 3,300,000	1,900,000	900,000
Total consideration					$ 96,200,000	$ 75,000,000	0
Voting interest (as a percent)					51.00%				51.00%
ATB Phase 2 Facility [Member]
Related Party Transaction [Line Items]
Outstanding amount of loan		$ 75,000,000		$ 75,000,000
ATB [Member]
Related Party Transaction [Line Items]
Amount of loan granted				$ 95,000,000
VTTI Energy Partners LP [Member]
Related Party Transaction [Line Items]
Portfolio ownership (as a percent)					100.00%	100.00%
Parent ownership (as a percent)					47.90%
ETT and FTL [Member]
Related Party Transaction [Line Items]
Portfolio ownership (as a percent)					90.00%	90.00%
Vitol Group of Companies [Member]
Related Party Transaction [Line Items]
Equity method investment ownership (as a percent)								50.00%
Purchases from related party					$ 3,800,000	$ 4,600,000	$ 3,700,000
Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Indirect interest (as a percent)					90.00%
MISC [Member]
Related Party Transaction [Line Items]
Equity method investment ownership (as a percent)					50.00%			50.00%
VTTI Operating [Member]
Related Party Transaction [Line Items]
Parent ownership (as a percent)					49.00%
VTTI MLP B.V [Member]
Related Party Transaction [Line Items]
Outstanding amount of loan		$ 75,000,000
Additional indirect interest (as a percent)	8.40%	6.60%
Total consideration	$ 96,200,000	$ 75,000,000
Indirect interest (as a percent)		42.60%			51.00%
Voting interest (as a percent)									51.00%
London Interbank Offered Rate (LIBOR) [Member] | ATB Phase 2 Facility [Member]
Related Party Transaction [Line Items]
Interest margin (as a percent)			3.50%	3.50%
Line of Credit [Member] | ATB Phase 2 Facility [Member]
Related Party Transaction [Line Items]
Amount					$ 66,900,000	$ 75,200,000
Interest expenses description					interest at a rate of LIBOR plus a margin of 3.5%	interest rate of LIBOR plus a margin of 3.5%
Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | ATB Phase 2 Facility [Member]
Related Party Transaction [Line Items]
Interest margin (as a percent)					3.50%	3.50%
ATB Phase Two Project [Member] | ATT Tanjung Bin Sdn Bhd [Member]
Related Party Transaction [Line Items]
Net income from ATB					$ 4,400,000	$ 1,600,000